Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses
NOTE 4:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2011	2010

Government authorities	$17,495	$9,446
Interest receivable	11,513	5,114
Prepaid expenses	9,929	10,962
Other	5,004	6,402

	$43,941	$31,924